Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2022	Revision to estimates and new provisions	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2023
Judicial Settlement for Integral Reparation
Payment obligations	882	34	79	(495)	62	562
Provision for socio-economic reparation and others	867	(4)	97	(423)	55	592
Provision for social and environmental reparation	777	9	82	(86)	61	843
	2,526	39	258	(1,004)	178	1,997
Other obligations
Tailings containment, geotechnical safety and environmental reparation	559	200	58	(175)	42	684
Individual indemnification	45	104	9	(78)	3	83
Other	182	133	38	(73)	16	296
	786	437	105	(326)	61	1,063
Liability	3,312	476	363	(1,330)	239	3,060